Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	RSU	Common Class A	Common Class L	Additional Paid-in Capital	Additional Paid-in Capital RSU	Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Preferred Stock	Common Stock	Common Stock Common Class L
Beginning balance at Mar. 29, 2018	$ 507,391		$ 100	$ 6	$ 445,854		$ 72,660	$ (11,955)	$ 726
Beginning balance (in shares) at Mar. 29, 2018			10,000,000	597,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	84,841						84,724		117
Stock-based compensation	1,441				1,441
Issuance of Class L shares, net of forfeitures	467				467
Issuance of Class L shares, net of forfeitures (in shares)				10,220
Dividends declared	(25)								(25)
Foreign currency translation adjustment	(4,106)							(4,102)	(4)
Net actuarial loss and amortization of net transition obligation and prior service costs related to defined benefit plans, net of tax	(221)							(221)
Foreign currency translation adjustment	(4,106)
Net actuarial loss and amortization of net transition obligation and prior service costs related to defined benefit plans, net of tax	(221)
Ending balance at Mar. 29, 2019	589,789		$ 100	$ 6	447,762		157,385	(16,278)	814
Ending balance (in shares) at Mar. 29, 2019			10,000,000	607,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	23,776						23,675		101
Stock-based compensation	1,051				1,051
Issuance of Class L shares, net of forfeitures (in shares)												30,300
Foreign currency translation adjustment	1,869							1,864	5
Ending balance at Dec. 27, 2019	616,485		$ 100	$ 6	448,813		181,060	(14,414)	920
Ending balance (in shares) at Dec. 27, 2019			10,000,000	607,620
Beginning balance at Mar. 29, 2019	589,789		$ 100	$ 6	447,762		157,385	(16,278)	814
Beginning balance (in shares) at Mar. 29, 2019			10,000,000	607,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	37,105						36,971		134
Stock-based compensation	1,435				1,435
Issuance of Class L shares, net of forfeitures (in shares)				14,850
Capital contribution	9,500				9,500
Foreign currency translation adjustment	(3,153)							(3,155)	2
Net actuarial loss and amortization of net transition obligation and prior service costs related to defined benefit plans, net of tax	(543)							(543)
Foreign currency translation adjustment	(3,153)
Net actuarial loss and amortization of net transition obligation and prior service costs related to defined benefit plans, net of tax	(543)
Ending balance at Mar. 27, 2020	$ 634,132		$ 100	$ 6	458,697		194,355	(19,976)	950
Ending balance (in shares) at Mar. 27, 2020	0		10,000,000	622,470
Beginning balance at Sep. 27, 2019	$ 604,338		$ 100	$ 6	448,510		172,134	(17,277)	865
Beginning balance (in shares) at Sep. 27, 2019			10,000,000	607,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	8,958						8,926		32
Stock-based compensation	303				303
Foreign currency translation adjustment	2,886							2,863	23
Ending balance at Dec. 27, 2019	616,485		$ 100	$ 6	448,813		181,060	(14,414)	920
Ending balance (in shares) at Dec. 27, 2019			10,000,000	607,620
Beginning balance at Mar. 27, 2020	$ 634,132		$ 100	$ 6	458,697		194,355	(19,976)	950
Beginning balance (in shares) at Mar. 27, 2020	0		10,000,000	622,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 9,412						9,309		103
Issuance of Class L shares, net of forfeitures	0		$ 0	$ 0	0		0	0	0	$ 0	$ 0
Issuance of Class L shares, net of forfeitures (in shares)				15,828
Capitalization changes related to organizational structure of affiliates and direct and indirect interests in subsidiaries	(19,165)				(19,165)
Stock-based compensation	46,901				46,901
Issuance of Class L shares, net of forfeitures	321,425				321,175						$ 250
Issuance of Class L shares, net of forfeitures (in shares)											25,000,000	17,203
Conversion of Class A and Class L common stock into common stock in connection with the IPO		$ 2,081	$ (100)	$ (6)	(1,559)	$ 2,081					$ 1,665
Conversion of Class A and Class L common stock into common stock in connection with the IPO (in shares)			(10,000,000)	(636,301)							166,500,000
Repurchase of Class A and Class L common stock to cover related taxes	(27,707)				(27,686)						$ (21)
Repurchase of Class A and Class L common stock to cover related taxes (in shares)				(1,997)							(2,068,274)
Cash dividend paid to holders of Class A common stock	(400,000)				(191,242)		(208,758)
Foreign currency translation adjustment	10,152							10,118	34
Net actuarial loss and amortization of net transition obligation and prior service costs related to defined benefit plans, net of tax	(313)							(313)
Ending balance at Dec. 25, 2020	$ 576,918				589,202		(5,094)	(10,171)	1,087		$ 1,894
Ending balance (in shares) at Dec. 25, 2020	189,431,726		0	0							189,431,726	638,298
Beginning balance at Sep. 25, 2020	$ 635,506		$ 100	$ 6	439,732		208,759	(14,133)	1,042
Beginning balance (in shares) at Sep. 25, 2020			10,000,000	638,298
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(5,060)						(5,095)		35
Capitalization changes related to organizational structure of affiliates and direct and indirect interests in subsidiaries	527				527
Reclassification of certain class L shares	298				298
Stock-based compensation	45,876				45,876
Issuance of Class L shares, net of forfeitures	321,425				321,175						$ 250
Issuance of Class L shares, net of forfeitures (in shares)											25,000,000
Conversion of Class A and Class L common stock into common stock in connection with the IPO		$ 2,081	$ (100)	$ (6)	(1,599)	$ 2,081					$ 1,665
Conversion of Class A and Class L common stock into common stock in connection with the IPO (in shares)			(10,000,000)	(636,301)							166,500,000
Repurchase of Class A and Class L common stock to cover related taxes	(27,707)				(27,686)						$ (21)
Repurchase of Class A and Class L common stock to cover related taxes (in shares)				(1,997)							(2,068,274)
Cash dividend paid to holders of Class A common stock	(400,000)				(191,242)		(208,758)
Foreign currency translation adjustment	3,972							3,962	10
Ending balance at Dec. 25, 2020	$ 576,918				$ 589,202		$ (5,094)	$ (10,171)	$ 1,087		$ 1,894
Ending balance (in shares) at Dec. 25, 2020	189,431,726		0	0							189,431,726	638,298